Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 15,583,299	$ 10,291,114
Mining interests	7,000,260	8,391,938
EPA liabilities	2,565,870	2,068,062
Stream debenture	13,903,560
Lease liabilities	113,990
Other deferred tax assets	993,979	851,563
Total deferred tax assets	40,160,958	21,602,677
Valuation allowance	(29,214,112)	(21,501,015)
Total deferred tax assets	10,946,846	101,662
Deferred revenue	(12,526,577)
Convertible debentures	(615,508)
Right of use assets and lease obligations	(167,506)
Equipment	(224,553)
Unrealized foreign exchange gain	(1,292)	(101,662)
Total deferred tax liabilities	(13,535,436)	(101,662)
Net deferred tax liabilities	$ (2,588,590)